Property, Plant and Equipment and Right of-Use Assets	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment and Right of-Use Assets [Abstract]
Property, plant and equipment and right of-use assets

NOTE 12: Property, plant and equipment and right of-use assets

Property, plant and equipment

Thousands of $	Laboratory equipment	Furniture	IT equipment	Leasehold improvements	TOTAL
Gross value at January 1, 2024	8,816	867	877	2,797	13,357
Additions	613	10	247	381	1,251
Disposals	(2,441)	(73)	(214)	(557)	(3,285)
Transfer from leases	96	-	-	-	96
Exchange rate difference arising	110	4	7	6	127
Gross value at December 31, 2024	7,194	808	917	2,627	11,546

Accumulated depreciation at January 1, 2024	(6,178)	(480)	(475)	(1,268)	(8,401)
Additions	(746)	(108)	(252)	(700)	(1,806)
Disposals	2,365	73	210	547	3,195
Transfer from leases	(48)	-	-	-	(48)
Exchange rate difference arising	(107)	(4)	(6)	(6)	(123)
Accumulated depreciation at December 31, 2024	(4,714)	(519)	(523)	(1,427)	(7,183)
Net value at December 31, 2024	2,480	289	394	1,200	4,363

Gross value at January 1, 2025	7,194	808	917	2,627	11,546
Additions	665	28	112	353	1,157
Business combination	1,473	16	27	41	1,557
Disposals	(1,008)	(73)	(307)	(31)	(1,418)
Transfer from leases	184				184
Exchange rate difference arising	-	-	-	-	-
Gross value at December 31, 2025	8,508	779	749	2,990	13,026

Accumulated depreciation at January 1, 2025	(4,714)	(519)	(523)	(1,427)	(7,183)
Additions	(1,003)	(110)	(263)	(781)	(2,157)
Disposals	860	72	304	31	1,267
Transfer from leases	(98)				(98)
Exchange rate difference arising	-	-	-	-	-
Accumulated depreciation at December 31, 2025	(4,955)	(557)	(482)	(2,177)	(8,171)
Net value at December 31, 2025	3,553	222	267	813	4,855

During 2025, the Company acquired $0.7 million of laboratory equipment and $0.4 million of leasehold improvements. Additionally, the Company acquired a total of $1.6 million of PP&E as part of the ExoDx business acquisition. During 2024, the Company acquired $0.6 million of laboratory equipment and $0.4 million of leasehold improvements. The primary purpose of these acquisitions was to add testing capacity for its new GPS mdx and Resolve assays.

Right of-use assets

Thousands of $	Buildings	Vehicles	Equipment	TOTAL
Gross value at January 1, 2024	7,291	162	1,970	9,423
Additions	787	-	596	1,383
Lease modifications and remeasurements	4,842	-	-	4,842
Disposals	(3,613)	(162)	(74)	(3,849)
Transfer to tangible assets	-	-	(96)	(96)
Gross value on December 31, 2024	9,307	-	2,396	11,703

Accumulated depreciation
Value at January 1, 2024	(3,946)	(144)	(343)	(4,433)
Additions	(1,088)	(20)	(413)	(1,521)
Disposals	2,578	162	78	2,818
Transfer to tangible assets	-	-	48	48
Exchange rate differences	-	2	-	2
Accumulated depreciation on December 31, 2024	(2,456)	-	(630)	(3,086)
Net value at December 31, 2024	6,851	-	1,766	8,617

Gross value at January 1, 2025	9,307	-	2,396	11,703
Additions	4,028	-	79	4,107
Lease modifications and remeasurements	(752)	-	-	(752)
Disposals	(299)	-	-	(299)
Transfer to tangible assets		-	(184)	(184)
Gross value on December 31, 2025	12,284	-	2,291	14,575

Accumulated depreciation
Value at January 1, 2025	(2,456)	-	(630)	(3,086)
Additions	(1,374)	-	(485)	(1,859)
Disposals	93	-	-	93
Transfer to tangible assets	-	-	98	98
Exchange rate differences	-	-	-	-
Accumulated depreciation on December 31, 2025	(3,737)	-	(1,017)	(4,754)
Net value at December 31, 2025	8,547	-	1,274	9,821

In December 2025, the Company executed an amendment with The Irvine Company related to its lease for the Irvine, California facility (the “Irvine Lease”), extending the lease term through October 2031 and committing to an additional $5.2 million in rental payments. The additional five-year period had been included in the 2024 right of use asset and liability as part of the Company’s estimate of the lease term. As a result of the lease amendment, the Company reassessed and remeasured the Irvine Lease in accordance with IFRS 16, which resulted in a reduction of the lease liability and the corresponding right-of-use asset of approximately ($0.9) million.

In September 2025, the Company entered into a lease agreement as a sublessee for a 23,600 square foot facility located at 266 Second Avenue, Waltham, Massachusetts (the “Waltham Sublease”), with a lease term extending from September 2025 through October 2031. The Company assessed and recognized the Waltham Sublease in accordance with IFRS 16, which resulted in the recognition of a right-of-use asset and corresponding lease liability of $3.8 million.

The Nijmegen lease, which had been amended in July 2024 to a smaller suite of approximately 3,500 square feet, was terminated in November 2025. Upon the decision to shut down the Nijmegen operations and subsequent lease termination, the remaining right-of-use asset and lease liability were disposed of.

The new lease agreements and lease reassessments from 2025 represent additional right of use assets of a total value of $3.3 million.

The Company has elected to apply the recognition exemptions under IFRS 16 Leases for short-term leases and leases of low-value assets. Lease payments associated with these arrangements are recognized as an expense on a straight-line basis over the lease term and no right-of-use assets or lease liabilities are recognized. During the period, $0.1 million lease expense was recognized in relation to such leases.

The following amounts related to leases are recognized in the statement of profit or loss:

Thousands of $ For the years ended December 31	2025	2024	2023
Depreciation expense	1,859	1,400	1,187
Interest expense on lease liabilities	786	392	284